Share-based compensation - Component (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 789	$ 1,932
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	235	767
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	237	268
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	293	871
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 24	$ 26